Delaware	Page 1
The First State

     I, JEFFREY W. BULLOCK, SECRETARY OF STATE OF THE STATE OF DELAWARE, DO HEREBY CERTIFY THE ATTACHED IS A TRUE AND CORRECT COPY OF THE CERTIFICATE OF MERGER, WHICH MERGES:

"THE TAIWAN FUND, INC.", A DELAWARE CORPORATION,

     WITH AND INTO "THE TAIWAN FUND, INC." UNDER THE NAME OF “THE TAIWAN FUND, INC.”, A CORPORATION ORGANIZED AND EXISTING UNDER THE LAWS OF THE STATE OF MARYLAND, AS RECEIVED AND FILED IN THIS OFFICE ON THE TWENTY-FIRST DAY OF MAY, A.D. 2020, AT 11:09

O`CLOCK A.M.

/s/ Jeffrey W. Bullock, Secretary of State

7981245 8100	M	Authentication:202978329
SR# 20204322275		Date: 05-22-20
You may verify this certificate online at corp.delaware.gov/authver.shtml

State of Delaware Secretary of State Division of Corporations Delivered 11:09 AM 05/21/2020 FILED 11 :09 AM 05/21/2020 SR 20204322275 - FileNumber2103994	CERTIFICATE OF MERGER OF

THE TAIWAN FUND, INC.
(a Delaware corporation)

WITH AND INTO

THE TAIWAN FUND, INC.
(a Maryland corporation)

     Pursuant to Title 8, Section 252 of the Delaware General Corporation Law (the "DGCL"), the undersigned surviving corporation, The Taiwan Fund, Inc., a Maryland corporation (the "Corporation"), executed the following Certificate ofMerger:

     FIRST: The names and states of incorporation of the constituent corporations (the "Constituent Corporations") of the merger (the "Merger") are as follows: The Taiwan Fund, Inc., a Maryland corporation, and The Taiwan Fund, Inc. a Delaware corporation (the "Merging Corporation").

     SECOND: The Agreement of Merger (the "Merger Agreement"), dated as of March 11, 2020, by and between the Corporation and the Merging Corporation, setting forth the terms and conditions of the Merger, has been approved, adopted, certified, executed and acknowledged by each of the Constituent Corporations pursuant to Title 8, Section 252 of the DGCL.

TIDRD: The name of the surviving
Maryland corporation.

corporation

is The

Taiwan

Fund, Inc., a

     FOURTH: The Articles of Incorporation of the surviving corporation shall be its Articles oflncorporation.

     FIFTH: The Merger is to become effective on April 22, 2020 for accounting purposes only.

     SIXTH: The executed Merger Agreement is on file at an office of the Corporation, c/o State Street Bank and Trust Company, P.O. Box 5049, One Lincoln Street, Boston, Massachusetts 02111-5049, the place of business of the surviving corporation.

     SEVENTH: A copy of the executed Merger Agreement will be furnished by the surviving corporation on request, without cost, to any stockholder of either of the Constituent Corporations.

     EIGHT: The surviving corporation agrees that it may be served with process in the State of Delaware in any proceeding for enforcement of any obligation of the surviving corporation arising from this merger, including any suit or other proceeding to enforce the rights of any stockholders as determined in appraisal proceedings pursuant to the provisions of Section

262 of the Delaware General Corporation laws, and irrevocably		appoints the Secretary of State
750815-4-64-vl.l	- 1 -	80-20654365

of Delaware as its agent to accept services of process in any such suit or proceeding. The Secretary of State shall mail any such process to the surviving corporation at The Taiwan Fund, Inc., c/o State Street Bank and Trust Company, P.O. Box 5049, One Lincoln Street, Boston, Massachusetts 02111-5049.

[Signature Page Follows]

750815-4-64-vl.l

80-20654365

     IN WITNESS WHEREOF, the undersigned has caused this Certificate of Merger to be executed by its duly authorized officer this 21st day of April, 2020.

THE TAIWAN FUND, INC.

By: Isl Thomas Fuccillo
Name: Thomas Fuccillo
Title: President

Signature Page to Certificate o/Merger